Accounts Receivable - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 234,086	$ 174,075
Less: allowance for expected credit losses	(11,019)	(6,598)
Total accounts receivable, net	$ 223,067	$ 167,477